Cover	Nov. 12, 2021
Cover [Abstract]
Entity Registrant Name	SANARA MEDTECH INC.
Entity Central Index Key	0000714256
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 12, 2021
Entity File Number	001-39678
Entity Incorporation State Country Code	TX
Entity Tax Identification Number	59-2219994
Entity Address Address Line 1	1200 Summit Avenue
Entity Address Address Line 2	Suite 414
Entity Address City Or Town	Fort Worth
Entity Address State Or Province	TX
Entity Address Postal Zip Code	76102
City Area Code	817
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	529-2300
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	SMTI
Security Exchange Name	NASDAQ